Preferred and Common Shares and Additional Paid in Capital - Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 14, 2015 USD ($) $ / shares shares	Feb. 02, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Apr. 13, 2016 shares	Apr. 13, 2015 shares	May 09, 2016 shares	May 18, 2015 USD ($) $ / shares shares	Jun. 20, 2016 shares	Jul. 11, 2014 shares	Jul. 31, 2016 shares	Sep. 09, 2016 shares	Sep. 20, 2016 USD ($) $ / shares shares	Oct. 28, 2015 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Nov. 23, 2009 $ / shares shares	Nov. 22, 2009 $ / shares shares
Class of Stock [Line Items]
Number of shares vested														1,049,000	783,545	78,833
Common shares offered in public offering	9,800,084	6,310,272					11,250,000					11,976,745
Price per share | $ / shares	$ 25	$ 8.154					$ 16					$ 4.3
Proceeds from issuance of common stock | $	$ 242,211						$ 175,586					$ 50,278		$ 51,454	$ 50,589	$ 418,771
Granted														944,000	1,035,000	135,230
Proceeds from issuance of private placement | $		$ 50,427
Preferred Stock
Class of Stock [Line Items]
Preferred Stock - Shares Authorized			25,000,000											25,000,000	25,000,000
Preferred Stock - Par Value | $ / shares			$ 0.01											$ 0.01	$ 0.01
Preferred Stock - Shares Issued			0											0	0
Common Stock
Class of Stock [Line Items]
Common Stock - Shares Authorized			300,000,000											300,000,000	300,000,000		300,000,000	100,000,000
Common Stock - Par Value | $ / shares			$ 0.01											$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common shares offered in public offering														6,310,272	11,976,745	21,050,084
Stock issued during period, share based compensation														1,220,825	692,595
Issuance of shares, representing the third and the fourth installment															138,453	34,234
Reverse stock split
Class of Stock [Line Items]
Description of the reverse stock split														Effective as of June 20, 2016, pursuant to the June 2016 Reverse Split, the Company effected a five-for-one reverse stock split of its common shares.
Reverse stock split, Conversion ratio								5
Shares converted								219,778,437
Number of shares after reverse stock split								43,955,659
Oceanbulk Maritime S.A.
Class of Stock [Line Items]
Issuance of shares, representing the third and the fourth installment											138,453		34,234
Oaktree and its affiliates
Class of Stock [Line Items]
Common shares offered in public offering		3,244,292
Equity Incentive Plan 2015
Class of Stock [Line Items]
Number of shares vested				135,230
Stock issued during period, share based compensation				131,545
Granted					135,230
Equity Incentive Plan 2016
Class of Stock [Line Items]
Number of shares vested										650,000
Stock issued during period, share based compensation			558,050
Granted						690,000
Two directors
Class of Stock [Line Items]
Number of shares vested									3,000
Granted									3,000
Excel Vessels
Class of Stock [Line Items]
Shares to acquire vessels																851,577